Consolidated statement of financial position - ZAR (R) R in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets
Non-current assets	R 81,119	R 105,867	R 88,163
Property, plant and equipment	61,338	76,909	62,494
Right-of-use assets	560	279	222
Goodwill and other intangibles	502	8,322	7,727
Equity-accounted investments	7,148	8,471	7,594
Other investments	3,179	3,340	3,367
Environmental rehabilitation obligation funds	5,927	5,306	5,202
Other receivables	523	798	651
Deferred tax assets	1,942	2,442	906
Current assets	61,822	60,764	64,831
Inventories	26,363	26,384	25,080
Trade and other receivables	8,900	7,500	7,411
Other receivables	26	81	523
Tax receivable	973	723	1,245
Cash and cash equivalents	25,560	26,076	30,292
Asset held for sale	0	0	280
Total assets	142,941	166,631	152,994
Equity and liabilities
Equity attributable to owners of Sibanye-Stillwater	48,730	88,101	79,393
Stated share capital	21,647	21,647	21,647
Other reserves	35,553	32,673	30,332
Accumulated (loss)/profit	(8,470)	33,781	27,414
Non-controlling interests	2,877	2,903	1,952
Total equity	51,607	91,004	81,345
Non-current liabilities	54,927	55,408	51,108
Borrowings and derivative financial instrument	24,946	22,606	20,191
Lease liabilities	384	208	177
Environmental rehabilitation obligation and other provisions	12,505	8,552	8,263
Occupational healthcare obligation	400	781	1,017
Cash-settled share-based payment obligations	2,718	4,991	2,829
Other payables	3,407	2,500	4,599
Deferred revenue	6,327	6,399	6,204
Tax, carbon tax and royalties payable	64	11	10
Deferred tax liabilities	4,176	9,360	7,818
Current liabilities	36,407	20,219	20,541
Borrowings and derivative financial instrument	15,482	122	107
Lease liabilities	198	111	104
Environmental rehabilitation obligation and other provisions	832	0	0
Occupational healthcare obligation	0	44	0
Cash-settled share-based payment obligations	432	284	58
Trade and other payables	16,464	15,653	15,162
Other payables	2,015	3,891	4,765
Deferred revenue	305	21	156
Tax, carbon tax and royalties payable	679	93	189
Total equity and liabilities	R 142,941	R 166,631	R 152,994